Earnings Per Share - Additional Information (Detail) - Jun. 30, 2015 - shares	Total	Total
Class A [Member]
Earning Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards	58,434	58,434